Subversive Metaverse ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2022

	Shares	Value
COMMON STOCKS - 92.75%
Entertainment - 13.95%
Activision Blizzard, Inc.	312	$23,883
Nintendo Co. Ltd. - ADR	2,500	26,050
ROBLOX Corp. - Class A (a)	752	21,402
Take-Two Interactive Software, Inc. (a)	214	22,284
The Walt Disney Co. (c)	266	23,110
		116,729
Health Care Technology - 0.99%
American Well Corp. - Class A (a)	2,930	8,292

Household Durables - 4.93%
Sony Group Corp. - ADR (c)	398	30,360
Vuzix Corp. (a)	2,996	10,905
		41,265
Interactive Media & Services - 4.71%
Alphabet, Inc. - Class C (a)(c)	444	39,396

Internet & Direct Marketing Retail - 2.01%
Amazon.com, Inc. (a)	200	16,800

IT Services - 9.75%
Akamai Technologies, Inc. (a)	166	13,994
Block, Inc. - Class A (a)	326	20,486
Cloudflare, Inc. - Class A (a)	370	16,728
International Business Machines Corp.	216	30,432
		81,640
Leisure Products - 2.72%
Mattel, Inc. (a)	1,276	22,764

Life Sciences Tools & Services - 4.93%
Agilent Technologies, Inc. (c)	276	41,303

Semiconductors & Semiconductor Equipment - 27.88%
Advanced Micro Devices, Inc. (a)	437	28,305
GLOBALFOUNDRIES, Inc. (a)(b)	608	32,765
Intel Corp.	1,310	34,623
Marvell Technology, Inc.	454	16,816
Micron Technology, Inc. (c)	544	27,189
NVIDIA Corp.	194	28,351
Qorvo, Inc. (a)	162	14,684
QUALCOMM, Inc.	110	12,094
Texas Instruments, Inc.	160	26,435
Wolfspeed, Inc. (a)	174	12,013
		233,275
Software - 12.49%
Adobe, Inc. (a)	36	12,115
Autodesk, Inc. (a)	78	14,576
Crowdstrike Holdings, Inc. - Class A (a)	116	12,214
Dassault Systemes SE - ADR	260	9,295
Matterport, Inc. (a)	3,630	10,164
Microsoft Corp. (c)	147	35,253
Palo Alto Networks, Inc (a)	78	10,884
		104,501
Technology Hardware, Storage & Peripherals - 8.39%
Apple, Inc. (c)	272	35,341
Corsair Gaming, Inc. (a)	1,278	17,342
Immersion Corp.	2,492	17,519
		70,202
Total Common Stocks
(Cost $1,034,534)		776,167

EXCHANGE TRADED FUNDS - 2.78%
ProShares UltraPro Short QQQ ETF	430	23,224
Total Exchange Traded Funds
(Cost $25,013)		23,224

SHORT-TERM INVESTMENTS - 0.21%
Money Market Fund - 0.21%
First American Government Obligations Fund, Class X, 4.08% (d)	1,772	1,772
Total Short-Term Investments
(Cost $1,772)		1,772
Total Investments
(Cost $1,061,319) - 95.74%		801,163
Other Assets In Excess Of Liabilities - 4.26%		35,642
Total Net Assets - 100.00%		$836,805

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign security.
(c) All or a portion of this security has been committed as collateral for securities sold short. The total value of assets committed as collateral as of December 31, 2022 is $189,542.
(d) The rate quoted is the annualized seven-day effective yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Valuation –
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy. Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Subversive Capital Advisor LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$776,167	$-	$-	$776,167
Exchange Traded Funds	23,224	-	-	$23,224
Short-Term Investments	1,772	-	-	1,772
Total	$801,163	$-	$-	$801,163

Liabilities
Short Common Stocks	$(70,636)	$-	$-	$(70,636)
Total	$(70,636)	$-	$-	$(70,636)

As of the period ended December 31, 2022, the Fund did not hold any level 3 securities, nor were there any transfers into or out of Level 3.

Subversive Metaverse ETF
SCHEDULE OF SECURITIES SOLD SHORT (UNAUDITED)
December 31, 2022

COMMON STOCKS - (8.44)%
Capital Markets - (3.95)%	Shares	Value
Coinbase Global, Inc. - Class A	(935)	$(33,090)

Interactive Media & Services - (4.49)%
Meta Platforms, Inc.	(312)	(37,546)

Total Securities Sold Short - (8.44)%
(Proceeds $108,121)		$(70,636)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.